Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 340,450	¥ 368,921
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	238,361	262,458
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	94,803	98,553
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 7,286	¥ 7,910